STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE F – STOCKHOLDERS’ EQUITY (DEFICIT)

Private Offerings

On December 5, 2010 and March 30, 2011, the Company entered into subscription agreements (the “Subscription Agreements”) with an “accredited investor” pursuant to which the Company issued an aggregate of 412,500 shares and 312,500 shares, respectively, of common stock at a purchase price of $0.16 per share, for aggregate gross proceeds of $66,000 and $50,000 respectively. Such issuances were made in reliance on an exemption from registration under Regulation D and/or S promulgated under the Securities Act. The investor also executed and delivered to the Company (i) an irrevocable proxy appointing the Company’s Chief Executive Officer, as her proxy to vote her shares, and (ii) a lock-up agreement pursuant to which the investor agreed not to transfer, dispose of or encumber any of the Company’s securities for a nine-month period.

On October 22, 2010, the Company entered into subscription agreements with two accredited investors pursuant to which the Company issued 3% convertible promissory notes (the “Notes”) in the aggregate principal amount of $70,000. The Notes were offered and sold in reliance on the exemption from registration afforded by Rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act of 1933, as amended.

The Notes have a one-year term and are convertible by the Company into Common Stock at a price of $0.18 per share, subject to adjustment if the Company effects a stock split or issues a stock dividend. If the Company effects a merger, sale of all or substantially all of its assets or any person acquires 50% of its stock, then the Note will be convertible into such number and kind of shares as would have been issuable on account of such transaction. The Company may prepay all or a portion of the outstanding principal and interest under the Notes upon 3 business days’ notice and may repay any accrued interest in cash or additional shares of Common Stock. The amount due under the Notes will become immediately due and payable if the Company fails to pay unpaid principal on the maturity date which failure continues for 10 days, any representation or warranty made by the Company is false, incorrect, incomplete or misleading, or the Company dissolves, liquidates, ceases operations, is unable to pay its debts when due, a receiver or trustee is appointed or bankruptcy proceeding are instituted.

Preferred Stock

Class A Preferred Stock

The Company entered into an agreement with a representative of eleven accredited investors confirming that such investors have the right, but not the obligation, to purchase, in the aggregate, a minimum of $500,000 and a maximum of $700,000 of our Class A Preferred Stock (the “Preferred Stock”) at a price of $0.15 per share. On March 8, 2011, we entered into an option agreement (the “Option Agreement”) with such investors which replaced and superseded the prior agreement. The Option Agreement provides that the option to purchase the preferred stock terminates upon the earlier of (i) December 31, 2011, (ii) 180 days after the effective date of the Amended Registration Statement or (iii) if the Company demands that the investors exercise their option in the event that the Company enters into an agreement with respect to at least $2,500,000 at no less than $0.30 per share and the investors do not so exercise their right of first refusal to purchase such shares. We had also issued the representative of such investors one-year warrants to acquire 360,000 shares of our common stock at an exercise price of $0.001 per share; said person fully exercised his warrant on March 1, 2011. If the investors exercise their option to purchase the preferred stock, they will be entitled to convert said preferred stock at their option at any time into one share of common stock, subject to adjustment for issuances of securities to third parties at a price less than $0.15 per share on a “full-ratchet basis” (i.e., so that we shall issue, free of charge to each holder of such preferred stock, such additional shares of Preferred Stock so that the total number of shares held by the such holder equals that number that would have been issued at the lower price) during the 6 months following issuance and on a "weighted average" basis for 42 months following said 6-month period. The “weighted average” anti-dilution protection uses a formula that adjusts the rate at which preferred stock converts into common stock based upon (i) the amount of money previously raised by the Company and the price per share at which it was raised and (ii) the amount of money being raised by the Company in the subsequent dilutive financing and the price per share at which such new money is being raised. This weighted average price (which will always be lower than the original purchase price following a dilutive financing) is then divided into the original purchase price in order to determine the number of shares of common stock into which each share of preferred stock is then convertible, which will be greater than one. Thus, a new reduced conversion price for the preferred stock is obtained, which results in an increased conversion rate for the preferred stock when converting to common stock. So long as the investors hold at least 5% of our outstanding capital stock in the aggregate, the holders of the preferred stock will also have pre-emptive rights, subject to certain exemptions for issuances under option plans or to strategic investors under certain circumstances. The holders of the preferred stock will also have the right to designate one person to serve as a member of our board of directors until the effectiveness of this prospectus. If we would ever grant certain rights to shareholders holding a prescribed percentage of our stock, the holders of the preferred shares would have the right to accumulate their shareholdings to determine if they are entitled to such rights. For example, if we would ever provide that more than 70% of the holders of our shares could require us to file a registration statement on their behalf, the holders of the preferred shares could aggregate their holdings to be part of that group. The investors will also be entitled to warrants to purchase the amount of shares of common stock equal to 10% of the total value of the investment in the preferred stock. The exercise price of the common share to be provided for in the warrant, which expires 12 months after it is issued, is $0.001 per share. We have not yet filed a certificate of designation designating this Preferred Stock.

If and when the preferred shares are purchased, each investor will also have the right for 18 months to purchase shares of common stock from the Company’s CEO for an exercise price of $0.50 per share.

Series B Preferred Stock

The Company is offering a maximum of 13,888,889 shares of Series B Preferred Stock at a purchase price of $0.18 per share and 2,777,778 Warrants; the investor is to receive Warrants equal to 20% of the number of shares of Preferred Stock purchased.  Such issuances were made in reliance on an exemption from registration under the Securities Act,  that the Series B Preferred Stock will be issued on the basis of the statutory exemption provided by Section 4(2) of the Securities Act or Regulation D promulgated there under. The Company has entered into subscription agreements with eight accredited investors to purchase an aggregate of 1,627,778 Series B convertible preferred shares, par value $0.001 per share at a purchase price of $0.18 per share, for aggregate gross proceeds of $293,000.  Each investor also received two-year warrants to purchase in the aggregate 325,556 shares of common stock, par value $0.001 per share, of the Company.

The Company filed a Certificate of Designations, Preference and Rights of Series B Convertible Preferred Stock in Delaware. The Certificate of Designation provides for the conversion of the Series B Preferred Stock to common stock of the Company on a one to one ratio. Cumulative dividends will accrue at the rate of $0.0054 per annum to be paid annually in shares of Series B Preferred Stock with the first payment due on July 1, 2012. The Series B Preferred Stock has a liquidation preference over capital stock of the Company ranking junior to the Series B Preferred Stock. The Series B Preferred Stock will be junior and subordinate to the Series A preferred stock, if and when an option to purchase such Series A preferred stock is exercised and Series A preferred stock is issued by the Company. The Series B Preferred Stock holders have voting rights equal to the number of shares of common stock into which such Series B Preferred Stock are convertible. The Series B Preferred Stock will vote together as a single class on all matters. The initial conversion price of $0.18 is subject to adjustment in the event of dividends, distributions, stock splits, or other occurrences, as set forth and in accordance with the formula in the Certificate of Designation. Any Series B Preferred Stock outstanding on December 31, 2012 is mandatorily convertible into common stock. The Series B Preferred Stock holders also have registration rights with respect to the shares of common stock into which such Series B Preferred Stock are convertible.

Valuation of Stock-Based Awards, Common Stock and Warrants

Stock-Based Compensation

We adopted the fair value method of accounting for our stock options granted to employees which requires us to measure the cost of employee services received in exchange for the stock options, based on the grant date fair value of the award. The fair value of the awards is estimated using the Black-Scholes option-pricing model. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the award, usually the vesting period which is generally two years.

We amortize the fair value of our stock-based compensation for equity awards granted on a straight-line basis, which we believe better reflects the level of service to be provided by our employees over the vesting period of the awards.

The fair value of each new employee option awarded was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	2011	2010
Risk-free interest rate	-%	2.2%
Expected term (in years)	-	2
Expected volatility	-%	82%
Dividend yield	-%	0%

The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. Further, the forfeiture rate also affects the amount of aggregate compensation. These inputs are subjective and generally require significant judgment.

The risk-free interest rate that we use is based on the United States Treasury yield in effect at the time of grant for zero coupon United States Treasury notes with maturities approximating each grant’s expected life. Given our limited history with employee grants, we use the “simplified” method in estimating the expected term for our employee grants. The “simplified” method, as permitted by the SEC, is calculated as the average of the time-to-vesting and the contractual life of the options.

Our expected volatility is derived from the historical volatilities of several unrelated public companies within industries related to our business, including the automotive OEM and battery technology industries, because we have no trading history on our common stock. When making the selections of our peer companies within industries related to our business to be used in the volatility calculation, we also considered the stage of development, size and financial leverage of potential comparable companies. Our historical volatility is weighted based on certain qualitative factors and combined to produce a single volatility factor. We have not estimated our forfeiture rate as these are the first options granted by us after our merger in January 2010.

We account for stock options issued to nonemployees also based on their estimated fair value determined using the Black-Scholes option-pricing model. However, the fair value of the equity awards granted to nonemployees is re-measured as the awards vest, and the resulting increase in value, if any, is recognized as expense during the period the related services are rendered.

Stock-based compensation expense for the nine months ended June 30, 2011 and 2010 was $29,865 and $16,044, respectively.

Common Stock Valuation

We granted stock options with exercise prices equal or greater than the fair value of our common stock as determined at the date of grant by our Board of Directors. Because there has been no public market for our common stock, our Board of Directors has determined the fair value of our common stock by considering a number of objective and subjective factors, including the following:

•	arm’s length, third-party sales of our stock;
•	our operating and financial performance; and
•	the lack of liquidity of our capital stock.

Equity Awards

On February 9, 2010, pursuant to the 2010 Stock Option Plan, the Company granted options to acquire an aggregate of 2,000,000 shares of the Company’s common stock to several executive officers and employees. Subject to vesting, these options are exercisable during the ten years from the grant date at an exercise price of $0.45 per share. The options vest pro rata in 24 equal monthly installments as of the last day of each fiscal month, with the first installment vesting as of January 1, 2010. All of the options vest immediately upon a Change of Control Event. These options terminate immediately following the termination of such person’s employment with the Company for “Cause” (as defined in such employee’s employment agreement described above and other than Cause relating to the employee’s material uncured breach of his employment agreement in which case the options terminate in accordance with their stated term) and 180 days after such person voluntarily terminates his employment other than for “Good Reason” (as defined in such person’s employment agreement).

On February 11, 2010, the Company granted an option to acquire an aggregate of 400,000 shares of its common stock to an executive officer of the Company at an exercise price of $0.15 per share, which option may be exercised on a cashless basis and may be exercised until February 29, 2012. Generally, options to acquire 100,000 shares may be exercised on a cumulative basis during the two weeks preceding August 31, 2010, February 28, 2011, August 31, 2011, and February 29, 2012, subject to accelerated exercise upon a change in control and the right to exercise the remaining option in the event of the termination of employment.

The following table summarizes stock option grants to employees and consultants for the nine months ended June 30, 2011, and the related changes during this period are presented below.

		Weighted
		Average
	Number of	Exercise
	Options	Price
Stock Options
Balance at September 30, 2010	2,400,000	$0.40
Granted	-
Exercised	-
Forfeited	(43,750)
Balance at June 30, 2011	2,356,250	$0.40
Options Exercisable at June 30, 2011	1,679,167	$0.40
Weighted Average Fair Value of Options Granted During 2011		$0.00

Of the total options granted, 1,679,167 are fully vested, exercisable and non-forfeitable.

The following table summarizes information about stock options for the Company as of June 30, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.15	400,000	8.75 years	$0.15	283,334	$0.15
$0.45	1,956,250	8.75 years	$0.45	1,395,833	$0.45